ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited		January 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

AUSTRALIA 6.6%
Common Stocks 6.6%
ABC Learning Centers	18,727	75
Adelaide Brighton	6,303	20
AGL Energy	16,275	176
Allco Finance Group	10,289	31
Alumina	43,525	205
Amcor	33,046	205
AMP	70,015	536
Ansell	4,707	50
APN News & Media	5,017	23
Aristocrat Leisure	18,200	164
Asciano	25,615	129
ASX	6,444	279
Austereo Group	5,418	10
Australand Property Group	13,929	24
Australia & New Zealand Banking	69,947	1,660
Australian Pharmaceutical Industries (1)	5,800	8
Australian Wealth	12,887	21
AWB	10,406	20
AXA Asia Pacific	48,388	262
Babcock & Brown	8,137	135
Bank of Queensland	4,486	60
Bendigo Bank	9,501	108
BHP Billiton	125,427	4,214
Billabong International	5,799	63
BlueScope Steel	27,546	256
Boral	23,202	126
Brambles	53,898	524
Caltex Australia	5,267	75
Centro Properties Group	32,970	20
Centro Retail Group, Equity Units	85,826	36
CFS Retail Property, Equity Units	65,401	125
Challenger Financial Services	16,248	53
Coca-Cola Amatil	21,141	179
Cochlear	2,136	134
Commonwealth Bank of Australia	49,371	2,226
Commonwealth Property Office, Equity Units	62,992	80
Computershare	22,331	161
Consolidated Media	15,303	62
Corporate Express Australia	2,788	15
Crown (1)	15,303	160
CSL	20,485	638
CSR	34,294	97
DB RREEF Trust	108,657	157
Downer EDI	7,279	35
Energy Resources of Australia	2,448	42
Envestra	18,845	14
Fairfax Media	14,927	54
Flight Centre	2,144	45
Fortescue Metals Group (1)	79,870	459
Foster's Group	73,981	375
Futuris Corporation	23,432	48
Goodman Fielder	51,691	79
Goodman Group	63,541	254
GPT Group, Equity Units	76,635	262
Gunns	15,273	44
Gwa International	8,461	24
Harvey Norman Holdings	30,894	156
Iluka Resources	7,470	31
Insurance Australia	67,367	229
iShares MSCI Australia (USD)	42,400	1,138
James Hardie Industries, GDR	18,211	103
Leighton Holdings	5,203	237
Lend Lease	15,064	195
Lion Nathan	15,641	133
Macquarie Airports, Equity Units	27,117	96
Macquarie Countrywide Trust, Equity Units	51,430	70
Macquarie Group	10,121	606
Macquarie Infrastructure, Equity Units	96,150	265
Macquarie Office Trust, Equity Units	77,996	80
Metcash Trading	29,704	111
Minara Resources	13,806	62
Mirvac Group	38,082	172
National Australia Bank	61,068	1,930
Newcrest Mining	17,129	538
Nufarm	6,437	87
Oil Search	43,451	169
Onesteel	33,839	204
Orica	11,558	303
Origin Energy	32,730	258
Oxiana	57,355	160
Paladin Energy (1)	23,424	94
Paperlinx	14,286	28
Perpetual Limited	1,635	86
Qantas Airways	37,926	161
QBE Insurance	32,373	822
Rio Tinto	12,847	1,422
Santos	22,444	244
Sigma Pharmaceuticals	30,520	42
Sims Group	4,892	124
Sonic Healthcare	12,811	189
SP Ausnet	33,573	37
Spotless Group	6,520	22
St George Bank	19,903	505
Stockland	54,447	359
Suncorp-Metway	34,719	483
Symbion Health	25,174	89
Tabcorp	19,535	246
Tatts Group	49,364	169
Telstra	164,601	648
Ten Network	18,376	42
Toll	24,119	241
Tower Australia Group	9,670	22
Transurban Group	39,972	239
Wesfarmers	18,844	607
Wesfarmers, PPS (1)	6,904	226
West Australian Newspapers	1,912	19
Westfield Group	72,321	1,222
Westpac Bank	69,467	1,624
Woodside Petroleum	19,175	811
Woolworths	45,169	1,179
Worley Group	8,579	309
Zinifex	18,278	174
Total Australia (Cost $27,881)		35,155

AUSTRIA 0.5%
Common Stocks 0.5%
Erste Bank der Oesterreich Sparkasse	8,837	480
EVN	394	45
Immo AG (1)	14,017	123
Immofinanz (2)	17,973	169
Meinl European Land (1)	11,747	150
Oest Elektrizitatswirts, Class A	1,453	96
OMV	5,687	408
Raiffeisen International	1,677	214
Telekom Austria	13,509	376
Vienna Insurance	1,011	78
Voestalpine	6,145	378
Wienerberger	3,137	145
Total Austria (Cost $2,518)		2,662

BELGIUM 1.2%
Common Stocks 1.2%
Agfa-Gevaert	4,664	52
Belgacom	6,361	310
CNP-Cie Natle A Portefeuille	1,345	88
Colruyt	497	125
Delhaize	3,740	286
Dexia	32,600	788
Fortis	21,144	472
Fortis, B Shares	59,402	1,335
Groupe Bruxelles Lambert	3,015	350
InBev	6,878	565
KBC	6,633	844
KBC Ancora	585	57
Mobistar	707	66
RTL Group	521	63
SES FDR, GDR	13,288	322
Solvay	1,573	198
UCB (2)	5,108	248
Union Miniere	972	221
Total Belgium (Cost $6,342)		6,390

CHINA 1.4%
Common Stocks 1.4%
Agile Property (HKD) (2)	58,000	65
Beijing Enterprises (HKD)	12,000	51
Brilliance China Automotive (HKD) (1)(2)	88,000	18
Chaoda Modern Agriculture (HKD)	40,601	40
China Everbright (HKD) (1)(2)	30,000	62
China Foods (HKD) (1)(2)	38,000	25
China Insurance International (HKD) (1)	28,000	58
China Mengniu Dairy (HKD)	42,000	111
China Merchants (HKD)	44,000	214
China Mobile (HKD)	225,500	3,339
China Netcom (HKD)	44,500	139
China Overseas Land, Warrant, 8/27/08 (HKD) (1)(2)	9,500	3
China Overseas Land & Investment (HKD)	136,000	230
China Resources Enterprises (HKD)	46,000	154
China Resources Land (HKD)	58,000	102
China Resources Power (HKD)	46,000	111
China Travel International Investment (HKD)	112,000	61
China Unicom (HKD)	142,000	335
Citic Pacific (HKD)	41,000	203
CNOOC (HKD)	488,000	701
Cosco Pacific (HKD)	38,000	78
Country Garden (HKD) (1)(2)	128,000	98
Denway Motors (HKD)	220,000	131
Global Bio-Chem Technology (HKD)	58,000	19
Greentown China (HKD)	20,500	25
Guangdong Investment (HKD)	62,000	29
Guangzhou Investment (HKD)	92,000	19
Hengan International Group (HKD) (2)	32,000	118
Hopson Development (HKD)	16,000	27
Levono Group (HKD)	134,000	93
Melco International Development (HKD)	21,000	29
Nine Dragons Paper (HKD)	50,000	83
Parkson Retail (HKD)	5,500	48
Semiconductor Manufacturing (HKD) (1)	186,000	15
Shanghai Industrial (HKD)	20,000	75
Shenzhen Investment (HKD)	58,000	27
Shimao Property (HKD)	51,500	92
Tencent (HKD)	28,000	167
TPV Technology (HKD) (2)	48,000	31
Total China (Cost $4,499)		7,226

DENMARK 0.8%
Common Stocks 0.8%
AP Moller - Maersk, Series A	36	354
AP Moller - Maersk, Series B	46	454
Carlsberg, Series B	1,660	175
Coloplast, Series B	1,154	95
Danisco	1,666	112
Danske Bank	26,127	934
H Lundbeck	2,189	53
Jyske (1)	2,429	156
Novo Nordisk, Series B	20,166	1,265
Novozymes, Series B	2,119	165
Rockwool International, B Shares	165	30
Vestas Wind Systems (1)	6,936	672
William Demant (1)	898	61
Total Denmark (Cost $3,571)		4,526

EUROPE/FAR EAST 0.8%
Common Stocks 0.8%
iShares MSCI EAFE Index Fund	56,000	4,048
Total Europe/Far East (Cost $4,429)		4,048

FINLAND 1.6%
Common Stocks 1.6%
Fortum	16,642	672
Kesko	2,481	127
Kone Oyj, B Shares (2)	3,166	211
Metso Oyi (2)	5,447	255
Neste Oil	4,417	141
Nokia	146,528	5,379
Outokumpu (2)	4,654	147
Rautaruukki	4,000	165
Sampo	16,181	422
SanomaWSoy (2)	1,487	39
Stora Enso, Class R	23,942	332
Tietoenator	2,485	46
UPM-Kymmene	19,767	374
Wartsila, Class B	2,715	173
Total Finland (Cost $5,999)		8,483

FOREIGN/EUROPE 1.3%
Common Stocks 1.3%
iShares MSCI EMU Index Fund	64,100	6,889
Total Foreign/Europe (Cost $7,551)		6,889

FRANCE 10.8%
Common Stocks 10.8%
Accor	8,907	681
Aeroports de Paris	952	106
Air France	4,721	131
Air Liquide (2)	9,065	1,260
Alcatel-Lucent	83,357	525
Alstom	5,135	1,035
ArcelorMittal (2)	40,606	2,694
Arkema (1)	2,470	140
Atos Origin (1)	2,710	135
AXA	77,947	2,667
BIC	1,191	74
BNP Paribas	33,829	3,339
Bouygues	9,587	737
Cap Gemini	5,646	307
Carrefour	26,305	1,847
Casino Guichard-Perrachon	1,516	167
Christian Dior	2,839	314
CIE Generale de Geophysique Veritas (1)	1,030	240
Ciments Francais	370	56
CNP Assurances	1,522	185
Compagnie de Saint-Gobain	13,973	1,092
Credit Agricole	24,620	757
Dassault Systemes	2,347	130
EADS (2)	12,808	324
Eiffage	2,736	240
Electricite de France	9,586	996
Eramet (2)	389	201
Essilor International	8,133	470
Euler Hermes	404	42
Eurazeo	874	93
France Telecom (2)	72,883	2,570
Gaz de France	7,705	416
Gecina	377	52
Groupe Danone	19,165	1,545
Hermes International	3,137	315
ICADE	668	86
Imerys (2)	1,023	79
JCDecaux (2)	2,198	72
Klepierre	2,723	145
L'Oreal	11,699	1,444
Lafarge	6,475	1,013
Lagardere (2)	5,252	385
Legrand	3,461	106
LVMH Moet Hennessy Louis Vuitton	13,729	1,410
Michelin	4,211	403
Natixis	14,302	243
Neuf Cegetel	2,349	121
PagesJaunes Groupe	4,472	87
Pernod-Ricard (2)	8,168	869
Peugeot (2)	6,422	473
PPR	3,598	508
Publicis	5,835	210
Renault (2)	7,718	878
Safran (2)	6,856	111
Sanofi-Aventis	37,928	3,083
Schneider Electric	9,161	1,061
Societe des Autoroutes Paris-Rhin-Rhone	774	84
Societe Generale (2)	17,424	2,158
Sodexho Alliance (2)	4,670	253
STMicroelectronics	26,726	333
Suez	48,456	2,958
Suez Strip (1)	2,156	—
Technip	4,144	267
Television Francaise	5,472	138
Thales	3,084	178
THOMSON Multimedia	10,702	130
Total	89,782	6,501
Unibail-Rodamco, (Amsterdam Exchange)	1,126	265
Unibail-Rodamco, (Paris Exchange) (2)	1,912	453
Valeo	3,034	112
Vallourec (2)	1,972	394
Veolia Environnement	17,469	1,431
Vinci	18,032	1,228
Vivendi	43,486	1,747
Wendel	890	90
Total France (Cost $51,561)		57,390

GERMANY 8.4%
Common Stocks 8.1%
Adidas (2)	7,959	507
Allianz SE	16,516	2,969
Allianz SE, Vinkulierte Registered Shares	431	77
Altana AG	2,112	48
AMB Generali	303	43
Arcandor AG (1)	2,837	53
BASF	18,487	2,416
Bayer AG	28,563	2,346
Beiersdorf (2)	3,553	274
BMW	11,248	621
Celesio (2)	2,329	137
Commerzbank	24,544	748
Continental (2)	6,098	632
Daimler	38,467	3,004
Deutsche Bank	19,720	2,225
Deutsche Boerse	7,474	1,318
Deutsche Post	33,728	1,094
Deutsche Postbank	2,569	214
Deutsche Telekom	122,229	2,493
E.ON AG	24,632	4,520
Fraport	1,095	83
Fresenius	192	15
Fresenius Medical Care	8,513	436
GEA Group (1)	7,073	219
Hannover Rueckversicherung	2,361	105
Heidelberger Druckmaschinen (2)	1,872	51
Heidelberger Zement (2)	893	133
Henkel	1,689	71
HOCHTIEF	1,974	197
Hypo Real Estate	7,874	248
Infineon Technologies (1)	29,272	297
K+S (2)	1,548	393
Lanxess	3,313	116
Linde	4,507	589
Lufhansa	8,964	215
Man AG	5,268	653
Merck	582	72
METRO (2)	6,055	497
Munich Re	8,279	1,493
Puma	213	77
Q-Cells (1)	1,489	140
RWE	14,669	1,796
Salzgitter AG	1,621	255
SAP	35,398	1,702
Siemens (2)	34,426	4,453
Suedzucker (2)	1,654	35
ThyssenKrupp (2)	14,419	707
TUI (1)(2)	9,760	213
Volkswagen (2)	9,367	2,117
Wacker Chemie (2)	570	124
		43,241
Preferred Stocks 0.3%
Fresenius SE	4,025	314
Henkel	9,519	435
Porsche Automobil (2)	327	587
Volkswagen	1,882	261
		1,597
Total Germany (Cost $34,624)		44,838
GREECE 0.7%
Common Stocks 0.7%
Alpha Bank	15,977	530
Bank of Piraeus	12,145	391
Coca-Cola Hellenic Bottling	4,633	194
Commercial Bank of Greece (1)	1,732	51
EFG Eurobank Ergasias	14,964	422
Hellenic Petroleum	4,157	63
Hellenic Telecommunications	14,427	450
National Bank of Greece	17,610	1,077
OPAP	9,368	327
Public Power	3,944	189
Titan Cement	1,851	84
Total Greece (Cost $2,973)		3,778

HONG KONG 2.6%
Common Stocks 2.6%
ASM Pacific Technology (2)	6,500	38
Bank of East Asia	58,800	344
Boc Hong Kong	159,000	400
Cafe De Coral	14,000	28
Cathay Pacific Airways	61,000	137
Cheung Kong	65,000	1,054
Cheung Kong Infrastructure (2)	15,000	58
Chinese Estates	30,000	50
Chong Hing Bank	6,000	13
Citic International Financial	77,000	43
CLP	68,400	546
CNPC Hong Kong	80,000	38
Dah Sing Banking Group (2)	6,400	13
Dah Sing Financial	4,400	35
Esprit	34,600	449
First Pacific	80,000	57
Foxconn (1)	81,000	135
Fubon Bank	12,000	8
Galaxy Entertainment (1)(2)	44,000	33
Giordano International (2)	48,000	19
Great Eagle	10,000	34
Guoco Group	5,000	59
Hang Lung Group	39,000	180
Hang Lung Properties	81,000	331
Hang Seng Bank	28,700	577
Henderson Investment	41,000	2
Henderson Land Development	38,569	333
Hong Kong & China Gas	170,412	468
Hong Kong Aircraft Engineering (2)	2,800	63
Hong Kong Electric	64,000	365
Hong Kong Exchanges	40,000	831
Hongkong & Shanghai Hotels	24,000	38
Hopewell	35,000	154
Hopewell Highway Infrastructure (2)	30,000	23
Hutchison Harbour Ring	80,000	6
Hutchison Telecommunications	48,000	67
Hutchison Whampoa	120,000	1,180
Hysan Development	31,000	92
I-Cable Communications	18,200	4
Industrial & Commercial Bank of China	15,000	33
Industrial & Commercial Bank of China, Warrant, 11/6/08 (1)	1,666	—
iShares MSCI Hong Kong Index (USD)	21,800	435
Johnson Electric (2)	62,000	30
Kerry Properties	20,500	138
Kingboard Chemical Holdings	24,500	103
Lee & Man Paper Manufacturing	12,000	27
Li & Fung	95,600	368
LINK, REIT	83,500	213
Mandarin Oriental (USD)	10,000	20
MTR	64,500	248
New World Development	108,000	336
Next Media	32,000	12
Orient Overseas International	9,700	60
Oriental Press Group	30,000	4
PCCW	169,200	97
Public Financial	12,000	9
SCMP Group	40,000	14
Shangri-La Asia	50,000	146
Shenzhen International	355,000	37
Shun Tak (2)	36,000	51
Sino Land	90,000	279
Smartone Telecommunications	10,000	10
Sun Hung Kai Properties	70,000	1,406
Swire Pacific, Series A	34,500	471
Techtronic Industries (2)	49,000	52
Television Broadcasts	11,000	60
Texwinca	22,000	17
Tingyi (Cayman Island)	88,000	123
Wharf	54,000	295
Wheelock	32,000	96
Wing Hang Bank	8,500	110
Wing Lung Bank	3,900	44
Yue Yuen Industrial	17,000	50
Total Hong Kong (Cost $10,197)		13,699

IRELAND 0.6%
Common Stocks 0.6%
Allied Irish Banks	32,887	731
Anglo Irish Bank	29,788	419
Bank of Ireland	38,525	566
CRH	20,408	765
Elan (1)	18,255	460
Irish Life & Permanent	9,228	147
Kerry Group	4,695	126
Ryanair, ADR (USD) (1)	4,000	134
Total Ireland (Cost $3,470)		3,348
ITALY 4.0%
Common Stocks 4.0%
A2A	57,633	232
Alleanza Assicurazioni	16,570	212
Assicurazioni Generali	52,422	2,235
Atlantia	10,682	355
Autogrill	4,081	69
Banca Carige (2)	22,931	110
Banca CR Firenze	9,346	92
Banca Monte Dei Paschi Siena (2)	47,938	224
Banco Popolare di Milano	16,252	205
Banco Popolare S.p.A. (1)	23,934	478
Benetton Group	2,219	30
Bulgari	4,806	56
Buzzi Unicem	1,860	44
Edison	19,362	50
Enel	172,334	1,919
Eni S.p.A.	103,827	3,340
Fiat	30,489	712
Finmeccanica S.p.A.	11,888	355
Fondiaria Sai S.p.A.	4,394	181
Gruppo Editoriale L'espresso (2)	6,579	27
Ifil	20,319	165
Intesa Sanpaolo	332,092	2,368
Italcementi S.p.A. (2)	1,218	24
Italcementi S.p.A. RNC	6,954	99
Lottomatica	2,344	86
Luxottica (2)	5,374	153
Mediaset	34,690	305
Mediobanca	15,172	286
Mediolanum (2)	7,336	49
Parmalat	64,245	232
Pirelli & Co. (1)	153,686	160
RCS MediaGroup (2)	18,126	69
Saipem	12,321	428
Saras S.p.A. Raffinerie Sarde (2)	14,204	72
Seat Pagine Gialle (2)	130,177	43
Snam Rete Gas (2)	38,276	253
Telecom Italia	549,985	1,662
Telecom Italia RNC	160,375	369
Terna (2)	58,736	246
Unicredit	371,785	2,724
Unione di Banche Italiane ScpA	23,811	595
Unipol Gruppo Finanziario	811	2
		21,316
Preferred Stocks 0.0%
Unipol Gruppo Finanziario	50,592	133
		133

Total Italy (Cost $19,860)		21,449

JAPAN 19.4%
Common Stocks 19.4%
ABC-Mart (2)	800	20
ACOM (2)	2,680	67
Advantest (2)	5,800	128
AEON Credit Service (2)	2,600	39
Aeon Mall (2)	2,400	61
Aichi Steel	3,000	14
AIFUL (2)	1,800	37
Aioi Insurance	22,000	107
Aisin Seiki (2)	5,700	231
Ajinomoto (2)	21,000	226
Alfresa (2)	1,000	62
All Nippon Airways	26,000	104
Alps Electric	4,600	53
Amada	12,000	103
Aoyama Trading (2)	1,700	38
Aozora Bank	31,000	89
Asahi Breweries	14,100	251
Asahi Glass	33,000	411
Asahi Kasei (2)	39,000	238
Asatsu (2)	1,300	40
Asics	6,000	78
Astellas Pharma	14,636	634
Autobacs Seven (2)	1,000	21
AWA Bank	6,000	37
Bank of Kyoto	10,000	119
Bank of Nagoya	5,000	32
Benesse	3,100	129
Bosch (2)	6,000	26
Bridgestone (2)	22,900	389
Brother Industries (2)	10,800	134
Calsonic Kansei	3,000	13
Canon	50,000	2,158
Canon Sales	2,400	40
Casio Computer	8,200	88
Central Glass (2)	5,000	19
Central Japan Railway	63	583
Chiba Bank	26,000	193
Chiyoda (2)	5,000	58
Chubu Electric	22,000	557
Chugai Pharmaceutical	8,700	115
Chugoku Bank	6,000	86
Chugoku Electric Power (2)	10,900	233
Chuo Mitsui Trust	34,000	234
Circle K Sunkus	1,300	19
Citizen (2)	11,100	102
Coca-Cola West (2)	1,900	41
Cosmo Oil (2)	24,000	81
Credit Saison (2)	7,100	210
CSK	2,000	55
Dai Nippon Printing (2)	21,000	304
Daicel Chemical Industries	11,000	62
Daido Steel (2)	11,000	73
Daiei (1)	3,100	15
Daihatsu Motor	6,000	62
Daiichi Sankyo	20,700	621
Daikin Industries	8,300	373
Dainippon Screen (2)	6,000	30
Dainippon Sumitomo Pharma (2)	5,000	42
Daishi Bank	9,000	37
Daito Trust Construction	3,600	194
Daiwa House (2)	18,000	251
Daiwa Securities Group	53,000	469
Denki Kagaku Kogyo	19,000	78
Denso	16,600	600
Dentsu	54	126
DIC (2)	23,000	103
Disco Corporation	600	26
Don Quijote (2)	1,700	30
Dowa, Rights, 1/29/10 (1)	5,000	2
Dowa	12,000	81
East Japan Railway	113	933
Ebara	11,000	34
Edion	2,400	27
Eisai (2)	8,300	342
Electric Power Development	6,500	234
Elpida Memory (1)(2)	3,800	134
ENIX Corporation	1,400	40
Ezaki Glico (2)	4,000	43
FamilyMart (2)	2,900	86
Fanuc	6,700	590
Fast Retailing (2)	2,100	156
Fuji Electric (2)	19,000	64
Fuji Film	14,500	568
Fuji Fire & Marine Insurance (2)	5,000	15
Fuji Heavy Industries	23,000	92
Fuji Television Network	4	6
Fujikura (2)	13,000	63
Fujitsu Limited (2)	58,000	376
Fukuoka Financial	32,000	194
Fukuyama Transporting (2)	4,000	16
Funai Electric	400	15
Furukawa Electric	21,000	84
Gunma Bank	13,000	90
Gunze	6,000	26
H20 Retailing (2)	5,000	36
Hachijuni Bank	16,000	110
Hakuhodo Dy	1,150	60
Hamamatsu Photonics (2)	2,000	69
Hankyu Hanshin (2)	49,000	227
Haseko (1)	38,000	64
Heiwa	2,000	17
HIGO Bank	6,000	37
Hikari Tsushin	600	23
Hino Motors	8,000	55
Hirose Electric (2)	1,200	122
Hiroshima Bank (2)	16,000	87
Hisamitsu Pharmaceutical	1,500	51
Hitachi	94,000	705
Hitachi Cable	5,000	26
Hitachi Capital	1,100	15
Hitachi Chemical	3,500	61
Hitachi Construction Machinery (2)	3,400	79
Hitachi High-Technologies	1,300	24
Hitachi Koki	3,500	50
Hitachi Maxell	900	10
Hitachi Metals (2)	5,000	67
Hitachi Software Engineering (2)	600	14
Hokkaido Electric Power	6,300	138
Hokkoku Bank	9,000	42
Hokugin Financial Group	41,000	127
Hokuriku Electric	6,400	145
Honda	51,700	1,631
House Foods	1,700	30
HOYA	12,200	333
Hyakugo Bank	7,000	40
Hyakujushi Bank	8,000	41
Ibiden (2)	4,200	272
Idemitsu Kosan	800	69
IHI	43,000	87
Inpex	28	262
Isetan (2)	5,700	67
iShares MSCI Japan Index Fund (USD)	326,700	4,169
Isuzu Motors	50,000	218
ITO EN (2)	2,300	49
ITOCHU	45,000	413
ITOCHU Techno-Solutions	900	26
Iyo Bank	10,000	101
Izumi (2)	1,900	28
J Front Retailing (1)	15,800	102
JAFCO	1,200	43
Japan Airlines System (1)(2)	31,000	76
Japan Petroleum Exploration	1,100	70
Japan Steel Works (2)	11,000	161
Japan Tobacco	188	1,001
Jfe Holdings	17,175	795
JGC (2)	8,000	133
Joyo (2)	24,000	137
JS Group (2)	9,200	160
JSR	7,500	174
Jtekt	12,500	208
Juroku Bank	9,000	50
JUSCO	22,400	272
kabu.com Securities	7	8
Kagoshima Bank	5,000	35
Kajima (2)	31,000	99
Kamigumi (2)	7,000	51
Kandenko 1942 (2)	3,000	16
Kaneka	6,000	45
Kansai Electric Power (2)	27,100	678
Kansai Paint	7,000	46
Kansai Urban Banking	5,000	18
Kao	21,000	637
Kawasaki Heavy Industries	49,000	123
Kawasaki Kisen Kaisha (2)	18,000	174
KDDI	126	852
Keihan Electric Railway	19,000	83
Keihin Electric Express Railway (2)	14,000	94
Keio	19,000	112
Keisei Electric Railway	9,000	49
Keyence	1,500	320
Kikkoman (2)	5,000	61
Kinden (2)	7,000	59
Kintetsu (2)	50,000	169
Kirin	28,000	449
Kobayashi Pharmaceutical (2)	700	27
Kobe Steel	89,000	298
Koei (2)	600	10
Koito Manufacturing	3,000	44
Kokuyo	3,300	27
Komatsu	37,800	912
Komeri	1,300	27
Konami (2)	4,200	127
Konica (2)	15,500	249
Kose	800	20
Kubota	25,000	180
Kuraray	15,000	179
Kurita Water Industries (2)	3,900	126
Kyocera	7,100	567
Kyowa Hakko Kogyo (2)	11,000	111
Kyushu Electric Power	13,300	337
Lawson	3,100	111
Leopalace21	4,700	114
Lintec (2)	1,200	18
Lion Corporation	8,000	35
Mabuchi Motor	1,200	67
Makita (2)	4,200	156
Marubeni	49,000	336
Marui Group	10,800	95
Maruichi Steel Tube (2)	2,400	73
Matsui Securities (2)	3,300	23
Matsumotokiyoshi (1)(2)	1,400	34
Matsushita Electric Industries (2)	91,865	1,963
Matsushita Electric Works	8,671	91
Mazda Motor	27,000	117
Mediceo Paltac (2)	7,100	118
Meiji Dairies	8,000	43
Meiji Seika Kaisha (2)	10,000	44
Millea (2)	23,200	886
Minebea	16,000	85
Misumi (2)	1,500	24
Mitsubishi	47,200	1,237
Mitsubishi Chemical (2)	51,000	371
Mitsubishi Electric	60,000	559
Mitsubishi Estate	39,000	1,037
Mitsubishi Gas Chemical (2)	14,000	131
Mitsubishi Heavy Industries	127,000	521
Mitsubishi Logistics (2)	5,000	61
Mitsubishi Materials (2)	37,000	151
Mitsubishi Motors (1)(2)	161,000	266
Mitsubishi Rayon (2)	18,000	72
Mitsubishi Tanabe Pharma	7,000	85
Mitsubishi UFJ Financial	404,000	4,001
Mitsubishi UFJ Lease & Finance	2,030	75
Mitsubishi UFJ Nicos (1)	11,000	27
Mitsui	50,000	1,029
Mitsui Chemicals (2)	23,000	154
Mitsui Engineer & Shipbuilding	24,000	80
Mitsui Fudosan (2)	33,000	756
Mitsui Mining & Smelting (2)	23,000	86
Mitsui OSK Lines (2)	34,000	415
Mitsui Sumitomo Insurance	57,000	588
Mitsukoshi (2)	13,000	51
Mitsumi Electric	3,300	91
Mizuho Asset Trust & Banking (2)	59,000	99
Mizuho Financial Group	327	1,550
Mizuho Investors	11,000	16
Mochida Pharmaceutical	4,000	36
Monex Beans (2)	40	23
Mori Seiki	2,500	45
Murata Manufacturing	8,500	424
Musashino Bank	900	41
Nagoya Railroad	22,000	68
Namco Bandai	7,600	105
Nanto Bank	9,000	43
NEC	59,000	242
NEC Electronics (1)(2)	800	16
NGK Insulators (2)	10,000	258
NGK Spark Plug (2)	4,000	70
NHK Spring	6,000	51
Nichicon (2)	1,800	14
Nichirei (2)	8,000	37
Nidec	2,300	152
Nidec Sankyo (2)	3,000	25
Nikon (2)	11,000	309
Nintendo	4,000	2,000
Nippon Electric Glass (2)	9,500	142
Nippon Express	31,000	167
Nippon Kayaku	5,000	30
Nippon Light Metal (2)	13,000	23
Nippon Meat Packers (2)	6,000	68
Nippon Mining (2)	27,000	158
Nippon Oil (2)	41,000	278
Nippon Paint (2)	7,000	34
Nippon Paper Group	33	77
Nippon Sheet Glass (2)	26,000	119
Nippon Shokubai	5,000	44
Nippon Steel (2)	192,000	1,155
Nippon Telegraph & Telephone	197	943
Nippon Television Network	150	20
Nippon Yusen Kabushiki Kaish	35,000	286
Nipponkoa Insurance (2)	24,000	220
Nipro (2)	1,000	20
NIS Group	3,345	6
Nishi-Nippon Bank	20,000	54
Nishi-Nippon Railroad	10,000	34
Nissan (2)	84,800	814
Nissan Chemical Industries	7,000	86
Nissay Dowa General Insurance (2)	5,000	26
Nisshin Seifun Group	6,500	64
Nisshin Steel	29,000	95
Nisshinbo Industries (2)	5,000	54
Nissin Food Products (2)	3,800	127
Nitori (2)	900	47
Nitto Denko	5,100	249
NOK (2)	5,000	101
Nomura Real Estate (2)	2,300	49
Nomura Research Institute	6,600	174
Nomura Securities	73,700	1,081
NS Solutions	500	15
NSK (2)	16,000	139
NTN (2)	14,000	101
NTT Data	44	195
NTT DoCoMo	689	1,084
NTT Urban Development (2)	51	81
Obayashi (2)	21,000	119
Obic (2)	170	32
Obic Business Consultants	100	5
Odakyu Electric Railway (2)	22,000	145
Ogaki Kyoritsu Bank	8,000	50
Oji Paper	31,000	132
Okasan	4,000	23
Oki Electric (2)	16,000	26
Okuma (2)	5,000	44
Olympus Optical	8,000	268
OMC Card	1,900	7
Omron	9,700	200
ONO Pharmaceutical	3,500	172
Onward	4,000	41
Oracle Corp Japan (2)	900	40
Oriental Land	1,300	77
ORIX (2)	3,440	585
Osaka Gas	65,000	249
OSAKA Titanium Technologies (2)	500	32
Otsuka	400	31
Pacific Metals	6,000	46
Panahome	2,000	12
Park 24 (2)	3,700	31
Pioneer	4,500	33
Promise (2)	4,000	132
Q.P.	3,900	38
Resona (2)	170	269
Ricoh	21,000	328
Rinnai	1,300	42
Rohm	4,500	332
Round One (2)	10	16
Ryohin Keikaku (2)	900	55
Sagami Railway (2)	10,000	38
San-In Godo Bank	4,000	32
Sanken Electric	4,000	20
Sankyo-Gunma	1,600	85
Santen Pharmaceutical	2,200	59
Sanyo Electric (1)(2)	55,000	74
Sapporo (2)	10,000	80
Sapporo Hokuyo	12	100
SBI Holdings (2)	480	111
Secom	6,600	337
Sega Sammy (2)	4,540	53
Seibu	1,000	6
Seiko Epson (2)	5,700	140
Seino	5,000	34
Sekisui Chemical	16,000	105
Sekisui House (2)	21,000	232
Seven & I	27,252	674
SFCG (2)	190	28
Sharp	31,000	535
Shiga Bank (2)	7,000	46
Shikoku (2)	7,300	210
Shima Seiki (2)	900	37
Shimachu (2)	1,700	47
Shimadzu	9,000	81
Shimamura (2)	600	50
Shimano (2)	2,900	112
Shimizu (2)	23,000	118
Shin-Etsu Chemical	12,100	637
Shinko Electric (2)	2,300	40
Shinko Securities (2)	24,000	93
Shinsei Bank (2)	9,000	41
Shionogi (2)	10,000	188
Shiseido	12,000	283
Shizuoka Bank	21,000	230
Showa Denko	34,000	116
Showa Shell Sekiya (2)	3,600	31
Sky Perfect JSAT	24	8
SMC (2)	2,100	235
Softbank (2)	19,900	364
Sohgo Security Services	1,700	27
Sojitz	46,700	160
Sompo Japan (2)	28,000	254
Sony (2)	37,400	1,788
Stanley Electric	5,500	111
Sumco	4,000	88
Sumco Techxiv	500	12
Sumisho Computer Systems (2)	1,100	19
Sumitomo	35,200	486
Sumitomo Bakelite	7,000	37
Sumitomo Chemicals	47,000	332
Sumitomo Electric Industries	21,400	318
Sumitomo Forestry (2)	4,000	30
Sumitomo Heavy Industries	18,000	149
Sumitomo Metal Industries	135,000	637
Sumitomo Metal Mining	22,000	370
Sumitomo Mitsui Financial	288	2,276
Sumitomo Osaka Cement	14,000	27
Sumitomo Real Estate Sales (2)	260	12
Sumitomo Realty & Development (2)	18,000	444
Sumitomo Rubber Industries	4,200	37
Sumitomo Trust & Banking	47,000	299
Suruga Bank	7,000	83
Suzuken	1,500	55
Suzuki Motor (2)	15,200	383
Sysmex (2)	500	21
T&D Holdings	6,950	373
Taiheiyo Cement (2)	24,000	52
Taisei (2)	27,000	79
Taisho Pharmaceutical	9,000	186
Taiyo Nippon Sanso	12,000	114
Taiyo Yuden (2)	4,000	47
Takara	5,000	29
Takashimaya (2)	10,000	107
Takata (2)	1,500	40
Takeda Pharmaceutical	25,000	1,518
Takefuji (2)	1,890	54
TDK	3,900	249
Teijin	29,000	114
TEPCO	38,100	990
Terumo	6,200	337
The 77 Bank	10,000	62
The Bank of Yokohama	40,000	262
The Keiyo Bank	5,000	32
THK	5,200	103
TIS (2)	1,100	19
Tobu Railway (2)	25,000	122
Toda (2)	8,000	42
Toho (2)	5,600	135
Toho Gas	17,000	86
Toho Titanium (2)	800	19
Tohoku Electric Power	14,200	335
Tokai Rika	1,200	36
Tokai Rubber Industries	1,000	17
Tokuyama (2)	8,000	57
Tokyo Broadcasting System	1,200	28
Tokyo Electron	5,100	306
Tokyo Gas (2)	79,000	368
Tokyo Seimitsu (2)	1,000	20
Tokyo Star Bank (2)	10	34
Tokyo Steel (2)	3,900	39
Tokyo Style (2)	3,000	29
Tokyo Tatemono	9,000	76
Tokyu (2)	36,000	224
Tokyu Land	16,000	129
Tonen General Sekiyu (2)	12,000	104
Toppan Forms (2)	1,100	11
Toppan Printing	20,000	200
Toray Industries (2)	39,000	264
Toshiba (2)	91,000	616
Toshiba Tec	4,000	25
Tosoh	18,000	75
TOTO (2)	11,000	88
Toyo Seikan Kaisha (2)	6,300	115
Toyo Suisan Kaisha	3,000	57
Toyobo	18,000	39
Toyoda Gosei (2)	1,700	57
Toyota Auto Body	700	11
Toyota Boshoku	3,000	91
Toyota Industries	5,100	199
Toyota Motor	101,600	5,528
Toyota Tsusho	5,500	129
Trend Micro	4,000	144
Tsumura (2)	1,800	39
TV Asahi	6	9
Ube Industries	30,000	94
ULVAC (2)	1,100	48
Uni-Charm	1,200	80
UNY	5,000	40
Urban (2)	6,700	62
USHIO (2)	4,100	84
USS	820	48
Wacoal (2)	4,000	54
West Japan Railway (2)	59	285
Yahoo Japan (2)	706	270
Yakult Honsha	6,900	187
Yamada Denki	3,580	382
Yamaguchi Financial Group (2)	7,000	95
Yamaha	6,000	124
Yamaha Motor	5,600	127
Yamatake (2)	1,900	47
Yamato (2)	13,000	181
Yamato Kogyo (2)	2,100	79
Yamazaki Baking (2)	4,000	35
Yaskawa Electric	7,000	75
Yokogawa Electric (2)	7,900	77
Yokohama Rubber	9,000	50
Yoshinoya (2)	10	17
Zeon (2)	6,000	36
		103,093
Preferred Stocks 0.0%
ITO EN	689	11
		11

Total Japan (Cost $102,243)		103,104

KAZAKHSTAN 0.0%
Common Stocks 0.0%
Kazakhmys (GBP)	7,322	179
Total Kazakhstan (Cost $171)		179
NETHERLANDS 2.5%
Common Stocks 2.5%
Aegon	60,647	904
Akzo Nobel	10,840	801
ASML	15,773	419
Corio	2,221	183
Elsevier	23,992	437
Heineken	11,122	624
Heineken, Series A	2,273	116
ING Groep, GDS	82,387	2,677
Koninklijke Ahold	47,177	615
Koninklijke DSM N.V.	7,646	322
Koninklijke KPN	72,068	1,306
Philips Electronics	42,706	1,672
Ranstad Holdings N.V. (2)	2,950	113
SNS Reaal	4,217	80
TNT N.V.	14,642	541
Unilever N.V.	60,709	1,972
Wolters Kluwer	12,089	345
Total Netherlands (Cost $11,938)		13,127

NEW ZEALAND 0.1%
Common Stocks 0.1%
Sky Network Television	7,240	30
Vector	11,261	19
The Warehouse Group	5,834	26
Fisher & Paykel Appliances	13,022	29
Air New Zealand	12,066	17
Kiwi Income Property Trust, Equity Units	32,444	33
Sky City Entertainment Group	15,573	54
Auckland International Airport	30,837	68
Contact Energy	9,798	59
Telecom Corporation New Zealand (2)	66,620	211
Port of Tauranga	2,513	12
Fisher & Paykel Healthcare	21,196	51
Fletcher Building	18,742	150
Total New Zealand (Cost $725)		759

NORWAY 0.8%
Common Stocks 0.8%
Aker Kvaerner (2)	8,080	151
DNB Holdings	37,195	485
Norsk Hydro	36,025	431
Norske Skogindustrier (2)	6,090	35
Orkla	38,895	513
Renewable Energy (1)(2)	3,700	96
Seadrill (1)(2)	11,700	244
StatoilHydro	47,672	1,245
Storebrand ASA	16,977	139
Telenor ASA	31,385	649
Yara International	7,695	372
Total Norway (Cost $4,359)		4,360

PORTUGAL 0.4%
Common Stocks 0.4%
Banco BPI (2)	10,245	51
Banco Comercial (2)	100,569	312
Banco Espirito Santo	4,210	74
Brisa (2)	16,051	238
Cimpor-Cimentos de Portugal	6,422	50
Electricidade de Portugal (2)	102,481	652
Galp Energia SGPS	6,986	158
Portugal Telecom	42,184	543
PT Multimedia-Servicos	12,625	168
Total Portugal (Cost $1,856)		2,246

SINGAPORE 1.2%
Common Stocks 1.2%
Allgreen Properties	24,000	19
CapitaCommercial Trust, REIT	33,440	50
CapitaLand	52,000	219
Capitamall Trust, REIT	46,000	98
Cerebos Pacific	2,000	6
Chartered Semiconductor (1)	31,000	17
City Developments	26,000	209
ComfortDelGro	81,012	91
Cosco	35,000	114
Creative Technology	1,950	8
DBS Group	42,000	526
Fortune Real Estate Investment, REIT (HKD)	18,000	13
Fraser & Neave	54,000	184
GuocoLeisure (1)	20,500	13
Haw Par	5,307	23
Hongkong Land (USD)	67,000	320
Hotel Properties	6,600	15
iShares MSCI Singapore (USD)	15,400	187
Jardine Cycle & Carriage	5,000	70
Keppel	45,000	368
Keppel Land	12,000	53
Mobileone	21,385	29
Neptune Orient Lines	23,000	53
Noble Group	22,400	28
Oversea-Chinese Banking	88,000	467
Pacific Century Region Developments (1)	28,600	6
Parkway	24,000	61
People's Food	15,000	10
SembCorp Industries	34,520	114
SembCorp Marine	32,600	73
SIA Engineering	7,000	18
Singapore Airlines	24,333	268
Singapore Exchange	41,000	287
Singapore Land	6,000	26
Singapore Post	46,000	35
Singapore Press	61,750	192
Singapore Technologies	58,000	138
Singapore Telecommunications	239,250	622
SMRT	19,000	23
Starhub	56,950	119
Stats ChipPAC (1)	15,000	14
United Industrial	40,000	78
United Overseas Bank	43,520	539
United Overseas Land	12,652	33
Venture	11,000	81
Wheelock Properties	11,000	14
Wilmar International	99,000	296
Wing Tai	18,700	31
Yanlord Land Group	17,000	29
Total Singapore (Cost $5,120)		6,287

SPAIN 4.3%
Common Stocks 4.3%
Abertis Infraestructuras (2)	11,660	354
Acciona	995	253
ACERINOX (2)	10,161	239
ACS Group	9,761	511
Antena 3 Television (2)	2,696	38
Banco Bilbao Vizcaya Argenta	140,800	2,964
Banco De Sabadell (2)	45,740	429
Banco Espanol de Credito	2,825	49
Banco Popular Espanol (2)	46,760	721
Banco Santander	234,669	4,171
Bankinter (2)	11,655	181
Cia Espanola de Petroleos	723	75
Cintra Concesiones De Infrae (2)	6,948	101
Corporacion Financiera Alba	1,052	62
Enagas (2)	7,011	193
Fomento de Construcciones y Contratas (2)	1,952	130
Gamesa	7,145	272
Gas Natural	8,366	460
Gestevision Telecinco (2)	3,165	67
Groupo Prisa	2,948	47
Grupo Ferrovial (2)	2,746	177
Iberdrola	186,611	2,848
Iberdrola Renovables (1)	33,800	272
Inditex	9,317	467
Inmobiliaria Colonial (1)(2)	18,456	47
Mapfre	21,899	89
Metrovacesa (2)	514	63
Red Electrica de Espana	2,034	117
Repsol	45,609	1,452
Sogecable (1)	1,756	72
Telefonica SA (2)	178,381	5,214
Union Fenosa	5,965	397
Vallehermoso (2)	3,853	123
Zardoya Otis (2)	3,879	91
Total Spain (Cost $18,398)		22,746
SWEDEN 2.3%
Common Stocks 2.3%
Alfa Laval	3,150	169
Assa-Abloy, Series B (2)	11,043	192
Atlas Copco, A Shares (2)	34,286	490
Atlas Copco, B Shares	5,770	76
Boliden (2)	9,757	88
Electrolux, Series B (2)	10,095	158
Hennes & Mauritz, Series B (2)	11,438	618
Holmen, Series B (2)	1,861	62
Husqvarna, A Shares (2)	2,757	28
Husqvarna, B Shares (2)	9,195	94
Industrivarden, A Shares (2)	11,526	175
Industrivarden, C Shares	1,348	19
Investor, Series B	16,935	337
iShares MSCI Sweden Index (USD)	21,300	593
LM Ericsson	565,840	1,279
Nordea Bank	96,960	1,310
S-E-Banken	24,745	560
Sandvik	44,373	638
Scania, Series A	1,200	29
Scania, Series B	19,372	400
Securitas, Series B (2)	11,701	143
Skanska	14,782	253
SKF	14,266	255
SSAB Svenskt Stal, Series A (2)	11,068	291
SSAB Svenskt Stal, Series B	1,455	35
Svenska Cellulosa	23,026	369
Svenska Handelsbanken, Class A	23,002	643
Swedbank	15,132	389
Swedish Match	8,817	195
Tele2 AB	15,937	325
TeliaSonera	83,652	739
Volvo, A Shares	17,555	234
Volvo, B Shares	63,595	848
Total Sweden (Cost $11,834)		12,034

SWITZERLAND 6.6%
Common Stocks 6.6%
ABB	86,824	2,165
Adecco	5,558	290
Baloise, Series R	1,774	157
Ciba Specialty Chemicals	2,132	86
Cie Financ Richemont, Equity Units, Class A	18,172	1,036
CLARIANT	7,384	59
Credit Suisse Group	43,439	2,453
EFG International	1,654	49
Geberit	1,435	199
Givaudan	283	277
Holcim	7,676	740
iShares MSCI Switzerland (USD)	53,100	1,329
Julius Baer	8,742	609
Kuehne & Nagel	2,025	184
Lindt & Spruengli	3	96
Lindt & Spruengli, PC	50	155
Lonza Group	1,975	252
Nestle	14,689	6,543
Nobel Biocare	1,025	253
Novartis, Regulation D Shares	87,249	4,400
OC Oerlikon (1)	399	144
Pargesa	1,231	121
Petroplus (1)	2,580	157
Roche	315	62
Roche - Genusscheine	27,214	4,914
Schindler	1,364	81
Schindler, Registered Shares	244	15
SGS Group	220	285
Straumann	233	60
Swiss Life	1,175	284
Swiss Reinsurance	13,992	1,045
Swisscom	888	352
Syngenta	3,765	990
Synthes Stratec	1,574	200
The Swatch Group	1,737	466
The Swatch Group, Registered Shares	1,169	61
UBS	77,482	3,196
Zurich Financial Services	5,381	1,528
Total Switzerland (Cost $30,986)		35,293

THAILAND 0.0%
Common Stocks 0.0%
Total Access Communication (USD) (1)	18,000	22
Total Thailand (Cost $15)		22

UNITED KINGDOM 21.1%
Common Stocks 21.1%
3I Group	15,327	286
Aegis Group	36,708	82
Alliance & Leicester (2)	14,767	192
Alliance Trust	21,556	146
Anglo American	49,550	2,711
Antofagasta	13,251	174
Associated British Foods	14,905	258
AstraZeneca	55,418	2,313
Aviva	96,969	1,215
Bae Systems	131,078	1,222
Barclays	244,499	2,306
Barratt Developments	13,028	111
BBA Aviation	13,208	49
BG Group	125,904	2,772
BHP Billiton	85,278	2,565
BP	712,572	7,562
Bradford Bingley (2)	20,354	101
British Airways (1)	18,443	123
British American Tobacco	57,434	2,058
British Energy Group	40,199	415
British Land	20,289	408
British Sky Broadcasting	53,546	586
British Telecommunications	302,721	1,573
Bunzl	11,181	141
Burberry Group	17,135	149
Cable & Wireless	92,469	294
Cadbury Schweppes	78,542	867
Cairn Energy (1)	4,443	227
Capita Group	23,571	309
Carnival	8,323	362
Carphone Warehouse Group (2)	11,341	75
Centrica	137,140	905
Cobham	35,955	132
Compass Group	76,314	483
Daily Mail & General TST	8,913	93
Diageo	98,158	1,976
Drax	14,569	148
DSG International	61,508	93
Electrocomponents	13,924	53
EMAP	6,861	126
Enterprise Inns	19,285	172
Experian Group	39,952	353
Foreign & Colonial Investment	23,786	136
Friends Provident	83,763	232
G4S	50,054	220
GKN	23,828	126
GlaxoSmithKline	209,038	4,936
Hammerson	11,373	259
Hays	46,882	96
HBOS	140,063	1,935
Home Retail	34,288	195
HSBC	441,921	6,629
ICAP	18,908	254
Imperial Tobacco	25,328	1,235
InterContinental Hotels	10,106	156
International Personal Finance	8,156	31
International Power	58,172	462
Invensys (1)	29,939	136
Invesco (USD)	16,433	447
iShares MSCI United Kingdom (USD)	198,400	4,395
J Sainsbury	68,014	541
Johnson Matthey	8,493	316
Johnston Press	9,222	46
Kelda Group	8,855	191
Kesa Electricals	16,989	82
Kingfisher	91,720	268
Ladbrokes	21,221	126
Land Securities	18,421	589
Legal & General Group	242,299	641
Liberty International	14,205	304
Lloyds TSB	210,395	1,853
LogicaCMG	58,667	127
Lonrho	6,063	349
Man Group	64,032	704
Marks & Spencer Group	63,580	561
Misys	16,023	55
Mitchells & Butlers	15,042	133
Mondi	12,043	93
National Grid	97,614	1,503
Next	7,684	217
Northern Rock	14,213	30
Old Mutual	204,747	510
PartyGaming (1)	39,607	21
Pearson	29,365	406
Persimmon	10,186	157
Provident Financial	4,078	66
Prudential	91,925	1,188
Punch Taverns	9,998	139
Reckitt Benckiser	26,745	1,401
Reed Elsevier	43,171	522
Rentokil Group	60,973	131
Resolution	25,798	367
Reuters	49,245	598
Rexam	25,135	211
Rio Tinto	37,425	3,737
Rolls-Royce (1)	67,503	638
Royal & Sun	120,033	327
Royal Bank of Scotland	376,563	2,878
Royal Dutch Shell, A Shares	137,715	4,907
Royal Dutch Shell, B Shares	104,129	3,604
SABMiller	41,938	907
Sage Group	43,621	193
Schroders	8,571	187
Schroders, Non-Voting Shares	434	8
Scottish & Newcastle	36,668	573
Scottish & Southern Energy	31,988	972
Scottish Mortgage	9,122	109
Segro	13,890	141
Severn Trent	7,876	223
Shire	21,563	385
Signet	54,973	72
Smith & Nephew	35,746	488
Smiths Group	14,972	297
Standard Chartered	52,287	1,740
Standard Life PLC	81,718	352
Tate & Lyle	16,417	160
Tesco	294,125	2,455
Thomas Cook Group (1)	18,280	97
Tomkins	29,587	103
Travis Perkins	4,074	95
Trinity Mirror	9,405	61
Tullow Oil	27,029	322
Unilever	48,952	1,609
United Business Media	11,344	124
United Utilities	34,206	488
Vedanta Resources	5,599	203
Vodafone	1,975,808	6,937
Whitbread	6,874	186
William Hill	11,363	92
William Morrison Supermarkets	105,090	629
Witan Investment Trust	8,289	72
Wolseley	25,734	355
WPP Group	47,783	590
Xstrata	27,233	2,083
Yell Group	30,338	202
		112,113
Preferred Stocks 0.0%
Whitbread (1)	4,333	14
		14

Total United Kingdom (Cost $105,682)		112,127

UNITED STATES 0.0%
Common Stocks 0.0%
NYSE Euronext (EUR)	102	8
Total United States (Cost $3)		8
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Reserve Investment Fund, 4.48% (3)(4)	1,682,609	1,683
Total Short-Term Investments (Cost $1,683)		1,683
SECURITIES LENDING COLLATERAL 6.3%
Money Market Pooled Account 6.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 4.03% (3)	33,677,647	33,678
Total Securities Lending Collateral (Cost $33,678)		33,678
Total Investments in Securities
106.6% of Net Assets (Cost $514,166)		$567,534

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2008 -- total value of such securities at period-end amounts to $32,779. See Note 2.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depository Receipts
FDR	Fiduciary Depository Receipt
GDR	Global Depository Receipts
GDS	Global Depository Shares
REIT	Real Estate Investment Trust
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	1/31/08	10/31/07
T. Rowe Price Reserve
Investment Fund, 4.48%	¤	¤	$ 10	$ 1,683	$ 451
Totals			$ 10	$ 1,683	$ 451

¤ Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying notes include the following amounts related to affiliated companies:

Investment in securities, at cost	$1,683
Dividend income	10
Interest income	-
Investment income	$10
Realized gain (loss) on securities	$-
Capital gain distributions from mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price International Equity Index Fund
Unaudited	January 31, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2008, the value of loaned securities was $32,779,000; aggregate collateral consisted of $33,678,000 in the money market pooled account and U.S. government securities valued at $472,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2008, the cost of investments for federal income tax purposes was $514,166,000. Net unrealized gain aggregated $53,385,000 at period-end, of which $80,208,000 related to appreciated investments and $26,823,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 25, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	March 25, 2008